Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Cash on hand and petty cash	450	450
Checking accounts and demand deposits	2,248,954	1,434,939
Time deposits	7,647,200	10,918,646
	9,896,604	12,354,035

a)
The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.
b)
No cash and cash equivalents of the Group were pledged to others.